Provisions - Summary of Components and Changes in the Carrying Amounts of Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Changes In Provisions [line items]
Balance as of beginning of year	¥ 8,333	¥ 7,144
Additions	4,741	3,094
Utilizations	(2,237)	(1,864)
Interest costs accrued on discounted value and changes in discount rate	26	18
Reversals	(468)	(140)
Currency exchange differences	(93)	81
Balance as of end of year	10,302	8,333
Current			¥ 9,161	¥ 7,360
Non-current			1,141	973
Total	8,333	7,144	10,302	8,333
Product warranty [member]
Disclosure Of Changes In Provisions [line items]
Balance as of beginning of year	6,960	5,907
Additions	4,456	2,940
Utilizations	(2,173)	(1,819)
Reversals	(364)	(137)
Currency exchange differences	(89)	69
Balance as of end of year	8,790	6,960
Current			8,790	6,960
Total	6,960	5,907	8,790	6,960
Provision for environmental measures [member]
Disclosure Of Changes In Provisions [line items]
Balance as of beginning of year	531	521
Interest costs accrued on discounted value and changes in discount rate	21	13
Reversals		(3)
Balance as of end of year	552	531
Non-current			552	531
Total	531	521	552	531
Decommissioning obligations [member]
Disclosure Of Changes In Provisions [line items]
Balance as of beginning of year	481	432
Additions	153	80
Utilizations	(48)	(39)
Interest costs accrued on discounted value and changes in discount rate	5	5
Currency exchange differences	(2)	3
Balance as of end of year	589	481
Current				39
Non-current			589	442
Total	481	432	589	481
Others [member]
Disclosure Of Changes In Provisions [line items]
Balance as of beginning of year	361	284
Additions	132	74
Utilizations	(16)	(6)
Reversals	(104)
Currency exchange differences	(2)	9
Balance as of end of year	371	361
Current			371	361
Total	¥ 361	¥ 284	¥ 371	¥ 361